PARENT COMPANY FINANCIAL INFORMATION - LIABILITIES (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity and liabilities [abstract]
Other payables to group companies	$ 281,616		$ 271,429
Other taxes payables	86,729		88,606
Provisions	6,152		17,016		$ 21,875
TOTAL CURRENT LIABILITIES	507,048		437,108
Non-trade payables	7,950		18,654
TOTAL NON-CURRENT LIABILITIES	727,791		683,543
TOTAL LIABILITIES	1,234,839		1,120,651
Share capital	49	€ 35	49	€ 34
Share premium	618,159		617,059
Treasury shares	(12,692)		(12,693)
Retained losses	(571,281)		(273,248)
Translation differences	(355,152)		(321,248)
Share-based compensation	16,641		18,499
Equity	(348,867)		(12,875)		119,676	$ 207,020
Atento Luxco 1, S.A. [member]
Equity and liabilities [abstract]
Other payables to group companies	17,366		16,295
Other taxes payables	510		336
Provisions	1,598		2,474
TOTAL CURRENT LIABILITIES	19,474		19,105
Non-trade payables	2,392		2,540
TOTAL NON-CURRENT LIABILITIES	2,392		2,540
TOTAL LIABILITIES	21,866		21,645
NET ASSETS	596,782		546,847
Share capital	49		49
Share premium	546,747		546,747
Treasury shares	(12,929)		(12,911)
Retained losses	15,286		16,958
Translation differences	32,143		(21,340)		$ 42,931
Share-based compensation	15,486		17,344
Equity	$ 596,782		$ 546,847